Group Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of comprehensive income [abstract]
Net profit/(loss) for the year	$ (321)	$ 17	$ 66
Other comprehensive income/(loss) for the year, net of income tax	(175)	309	(375)
Items that may be reclassified subsequently to profit or loss	(174)	309	(375)
Foreign exchange translation gain/(loss)	(117)	225	(375)
Remeasurement of Rand gold hedging contracts	(57)	84	0
Items that will not be reclassified to profit or loss:	(1)	0	0
Remeasurement of retirement benefit obligation	(1)	0	0
Total comprehensive income/(loss) for the year	(496)	326	(309)
Attributable to:
Owners of the parent	$ (496)	$ 326	$ (309)